VARIABLE INTEREST ENTITIES ("VIE")	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES ("VIE")
VARIABLE INTEREST ENTITIES ("VIE")

6.    VARIABLE INTEREST ENTITIES (“VIE”)

In February 2022, the Company had the ability to direct the activities of two entities, Tahoe Hydroponics Company, LLC (“Tahoe Hydro”) and NV Green, Inc. (“NVG” and, together with Tahoe Hydro, “TH”/ “NVG”), through a management services and equity purchase agreement, thereby classifying the entities as VIEs, until certain conditions are met, at which time the Company is required to evaluate business combination accounting. The assets of TH/NVG can only be used to settle its liabilities and under the applicable agreements, TH/NVG retains ultimate legal responsibilities for its operations.

In May 2023, the Company finalized the acquisition of Tahoe Hydro and assumed 100% of the membership interest. Based on the changes in circumstances, the Company re-evaluated the status of Tahoe Hydro as a variable interest entity, concluding that the Company had acquired a controlling interest in Tahoe Hydro. Purchase consideration for the acquisition included $1,382 in cash, net of transaction expenses, promissory note of $1,580, the conversion of a convertible note of $2,800, and $115 in the form of 233 Exchangeable Shares. These shares have contractual restrictions on their ability to be sold for six to twelve months. The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 19.45% discount rate attributed to the contractual restrictions. NVG remains a VIE until certain conditions are met, at which time the Company is required to evaluate business combination accounting.

On March 30, 2021, the Company completed its acquisition of Greenlight Management, LLC (“Greenlight Management”) and Greenlight Holdings, LLC (“Greenlight Holdings”) through a membership purchase agreement. Greenlight Management operates on a 58,000 square foot facility in Parma, Ohio under a management agreement with Parma Wellness Center, LLC (“Parma”) a recipient of a Tier 1 Cultivator Provisional License in the medical cannabis market in Ohio. The Company determined that it possesses the power to direct activities of Parma through the management agreement, thereby classifying the entity as a VIE. During the year ended December 31, 2023 the Company purchased the minority interest in Parma for $25. Based on the changes in circumstances, the Company re-evaluated the variable interest entity, concluding that it did not own a controlling interest, thereby classifying the entity as VIE.

During 2023, the Company entered into an option and support service agreement with Daily Releaf, LLC, Heaven Wellness, LLC and Twice the Wellness, LLC, (collectively “Ohio Dispensaries”), each is licensed to operate a medical marijuana dispensary in Ohio. The option agreement provides the Company with the future ability to acquire 100% of the equity interests in dispensaries.

6.    VARIABLE INTEREST ENTITIES (“VIE”) (Continued)

The following tables present the summarized financial information about the Company’s consolidated VIEs which are included in the balance sheets as of December 31, 2023 and 2022 and statements of operations for years ended December 31, 2023 and 2022. All these entities were determined to be VIEs as the Company possesses the power to direct activities and obligation to absorb losses through management services agreements.

	As of				As of
	December 31, 2023				December 31, 2022
			Ohio
	NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Total
Current assets	(351)	$10,616	(2,257)	8,008	$5,248	$10,751	15,999
Non-current assets	1,077	13,210	6,441	20,728	6,582	14,634	21,216
Total assets	$726	$23,826	$4,184	$28,736	$11,830	$25,385	$37,215

Current liabilities	$604	$18,962	$1,647	$21,213	$1,033	$14,092	$15,125
Non-current liabilities	383	1,280	3,369	5,032	898	1,952	2,850
Total liabilities	987	20,242	5,016	26,245	1,931	16,044	17,975

Noncontrolling interest	796	(10,158)	(1,764)	(11,126)	7,528	(5,528)	2,000
Equity (deficit) attributable to Ayr Wellness Inc.	(1,057)	13,742	932	13,617	2,371	14,869	17,240
Total liabilities and equity	$726	$23,826	$4,184	$28,736	$11,830	$25,385	$37,215

	Year Ended				Year Ended
	December 31, 2023				December 31, 2022
			Ohio
	TH/NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Total
Revenues, net of discounts	$—	$3,170	$462	$3,632	$1,851	$—	$1,851
Net loss attributable to noncontrolling interest	(673)	(4,630)	(1,764)	(7,067)	(4,491)	(5,528)	(10,019)
Net loss attributable to Ayr Wellness Inc.	—	(1,275)	—	(1,275)	—	—	—
Net loss	$(673)	$(5,905)	$(1,764)	$(8,342)	$(4,491)	$(5,528)	$(10,019)

			Ohio
	TH/NVG	Parma	Dispensaries	Total
Noncontrolling interest at January 1, 2022	$—	$—	$—	$—
Total purchase consideration	16,868	—	—	16,868
Working capital adjustment presented as consideration payable	(4,849)	—	—	(4,849)
Net loss during the period	(4,491)	(5,528)	—	(10,019)
Noncontrolling interest at December 31, 2022	$7,528	$(5,528)	—	$2,000
Acquisition of Tahoe Hydro	(6,059)	—	—	(6,059)
Net loss during the period	(673)	(4,630)	(1,764)	(7,067)
Noncontrolling interest at December 31, 2023	$796	$(10,158)	$(1,764)	$(11,126)